Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expenses	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of Statutory Income Tax Rate [Abstract]
Federal			21.00%		21.00%	21.00%
State of California			21.00%		6.81%	6.98%
Permanent difference					(4.19%)
Change in valuation allowance					(26.69%)	(25.27%)
Effective tax rate	0.00%	25.50%	(0.10%)	19.20%	(3.07%)	2.71%